Cash and equivalents, marketable securities and short-term investments - Contractual maturities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Available-for-sale securities
Available-for-sale securities, Less than one year, Cost basis	$ 104
Available-for-sale securities, One to five years, Cost basis	133
Available-for-sale securities, Six to ten years, Cost basis	70
Available-for-sale securities, Due after ten years, Cost basis	60
Available-for-sale securities, Total Cost basis	367
Available-for-sale securities, Less than one year, Fair value	104
Available-for-sale securities, One to five years, Fair value	139
Available-for-sale securities, Six to ten years, Fair value	76
Available-for-sale securities, Due after ten years, Fair value	73
Available-for-sale securities, Total Fair value	392
Available-for-sale marketable securities pledged as collateral	$ 66	$ 66